FINANCE INCOME / (FINANCE COSTS) (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE INCOME / (FINANCE COSTS)

	2024 A$	2023 A$	2022 A$
Interest income	119,511	220,161	36,256
Total finance income	119,511	220,161	36,256

Lease interest	(17,639)	(29,515)	(15,215)
Interest paid	(33,983)	-	-
Total finance costs	(51,622)	(29,515)	(15,215)